SSGA FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL FUNDS

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

(collectively, the “Trusts”)

Supplement dated September 30, 2026 to the currently effective Statements of Additional Information (the “SAIs”), as each may be supplemented from time to time, with respect to the Trusts and the series of the Trusts listed on Appendix A

Stephanie G. Braming has been appointed as an independent trustee of the Funds. Effective immediately, each SAI is supplemented to add the following information regarding Ms. Braming:

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES

Stephanie G. Braming c/o SSGA Funds Management, Inc. One Congress Street Boston, MA 02114 YOB:1970	Trustee	Term: Indefinite Appointed: 2026	Global Head & Chief Executive (October 2017 – October 2025), William Blair Investment Management; William Blair Executive Committee Member (January 2018 – August 2025).	62	Chair, William Blair Funds (October 2017 – August 2025); Chair, William Blair SICAVs (October 2017 – October 2025).

Summary of Trustees’ Qualifications

Stephanie G. Braming: Ms. Braming has over 30 years of asset management experience as a chief executive, fund board chair and institutional portfolio manager, with expertise in investment oversight, fiduciary governance and enterprise risk management. Most recently, Ms. Braming served as Chief Executive and Global Head of William Blair Investment Management and as a member of

William Blair’s Executive Committee. During her tenure, she chaired the William Blair Funds and Luxembourg-domiciled SICAVs. Ms. Braming also served on the Investment Company Institute Board of Governors. Previously, Ms. Braming was a portfolio manager for the William Blair International Growth and International Small Cap Growth strategies. Earlier in her career, Ms. Braming was a principal at Mercer Investment Consulting and worked at the Federal Reserve Bank of Chicago.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

093026SUPP3

APPENDIX A

SSGA FUNDS

State Street International Stock Selection Fund

State Street S&P 500 Index Fund

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Equity 500 Index Fund

State Street Aggregate Bond Index Fund

State Street Small/Mid Cap Equity Index Fund

State Street Global All Cap Equity Ex-U.S. Index Fund

State Street Emerging Markets Equity Index Fund

State Street Balanced Index Fund

State Street Hedged International Developed Equity Index Fund

State Street International Developed Equity Index Fund

State Street Equity 500 Index II Portfolio

State Street Aggregate Bond Index Portfolio

State Street Small/Mid Cap Equity Index Portfolio

State Street Global All Cap Equity Ex-U.S. Index Portfolio

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Treasury Obligations Money Market Fund

State Street Federal Treasury Money Market Fund

State Street Federal Treasury Plus Money Market Fund

State Street Federal Government Money Market Fund

State Street Prime Money Market ETF

State Street Stablecoin Reserves Money Market Fund

State Street Prime Retail Reserves Money Market Fund

State Street Target Retirement Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Target Retirement 2065 Fund

State Street Target Retirement 2070 Fund

State Street U.S. Core Equity Fund

State Street Income Fund

STATE STREET INSTITUTIONAL FUNDS

State Street Institutional Small-Cap Equity Fund

State Street Institutional U.S. Equity Fund

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Small-Cap Equity V.I.S. Fund

State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

State Street Income V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS